Leases - Schedule of Lease Maturity (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Lease Maturity [Abstract]
Six months ending December 31, 2026	$ 1	¥ 4
2027	5	37
2028	5	37
2029	5	37
2030	5	37
Thereafter	38	244
Total future minimum lease payments	59	396
Less: imputed interest	(11)	(75)
Present value of operating lease liabilities	$ 48	¥ 321	¥ 433